RIGHT-OF-USE ASSETS AND LEASES LIABILITIES	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

22.        RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

(a)    Amounts recognized in the consolidated statement of financial position

Except recognition of lease liabilities, the carrying amounts of right-of-use assets for lease are as below:

Net book amount at January 1, 2019 RMB17,266

Net book amount at December 31, 2019 RMB5,078

(b)    Amounts recognized in the consolidated income statement

The consolidated income statement shows the following amounts relating to leases:

Year ended
December 31, 2019
Depreciation charge of right-of-use assets	12,187
Interest expense	315

The total cash outflow in financing activities for leases during the year ended December 31, 2019 was RMB 13,902,000.